Basis of accounting - Narrative (Details)	12 Months Ended
Jan. 31, 2018 year
Patent
Disclosure of detailed information about property, plant and equipment [line items]
Intangible asset, useful life	20
Top of range | Laboratory equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment useful life	10
Top of range | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment useful life	5
Bottom of range | Laboratory equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment useful life	3
Bottom of range | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment useful life	3